Share-Based Compensation - Summary of Stock Units (Details) - Restricted Stock Units (RSUs) shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
Stock Units
Outstanding (in shares)	3,606
Granted (in shares)	1,156
Vested (in shares)	(1,466)
Forfeited (in shares)	(210)
Outstanding (in shares)	3,086
Vested and expected to vest (in shares)	2,819
Weighted Average Contractual Term
Outstanding	1 year 4 months 17 days
Vested and expected to vest	1 year 3 months 29 days
Aggregate Intrinsic Value
Outstanding | $	$ 138,776
Vested and expected to vest | $	$ 126,778